EARNINGS PER SHARE - Earnings and Weighted Average Number of Shares Used in Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net income for the year attributable to owners of the Company	$ 51,677	$ 30,539	$ 35,876
Weighted average number of shares for the purpose of basic earnings per share (in shares)	35,746	34,919	34,402
Weighted average number of shares for the purpose of diluted earnings per share (in shares)	36,685	36,094	35,413
BASIC EARNINGS PER SHARE (in usd per share)	$ 1.45	$ 0.87	$ 1.04
DILUTED EARNINGS PER SHARE (in usd per share)	$ 1.41	$ 0.84	$ 1.01